Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Inventories [Abstract]
Raw materials	$ 781,567	$ 720,533
Finished goods	35,139	37,524
Work-in-progress	$ 42,818	$ 41,474